Warrants (Tables)	6 Months Ended
Jun. 30, 2024
Warrants
Schedule of Black-Scholes Option Pricing Model

March 20, 2024
Closing stock price	$3.47
Contractual exercise price	$3.18
Risk-free rate	4.41%
Estimated volatility	78.5%
Time period to expiration	3 Years

April 20, 2024
Closing stock price	$3.08
Contractual exercise price	$3.12
Risk-free rate	4.81%
Estimated volatility	78.3%
Time period to expiration	3 Years